Consolidated statements of cash flows - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2015	Aug. 14, 2015	Dec. 31, 2017	Dec. 31, 2016
Cash flow from operating activities:
Net income (loss)	$ (33,551)		$ 7,983	$ (235,843)
Adjustments to reconcile net income (loss) to cash provided by operations:
Depreciation and amortization	28,618		66,443	82,891
Impairment of longlived assets and goodwill			5,300	122,750
Deferred income tax provision	5,368		(15,695)	(12,062)
Post-retirement and pension plan (gains) charges	2,638		(1,733)	(698)
Non-cash interest expense	2,351		6,805	6,551
(Gain) loss on sale of assets			(9,108)	198
Other charges, net	(1,934)		1,234	(235)
Net change in working capital	26,763		(20,004)	68,630
Change in long-term assets and liabilities	(7,138)		(4,652)	(9,367)
Net cash provided by operating activities	23,115		36,573	22,815
Cash flow from investing activities:
Capital expenditures	(18,442)		(34,664)	(27,858)
Cash received from divestitures			27,254	15,900
Derivative instrument settlements, net	326			377
Proceeds from the sale of fixed assets	632		5,211	1,121
Net cash used in investing activities	(17,484)		(2,199)	(10,471)
Cash flow from financing activities:
Short-term debt borrowings (reductions), net	(15,504)		5,110	7,363
Credit Facility borrowings	62,000		77,000	56,000
Credit Facility reductions	(68,000)		(114,839)	(70,469)
Principal payments on longterm debt	(183)		(266)	(289)
Refinancing fees and debt issuance costs				(922)
Other	(1,385)
Net cash (used in) provided by financing activities	(23,072)		(32,995)	(8,317)
Net change in cash and cash equivalents	(17,441)		1,379	4,027
Effect of exchange rate changes on cash and cash equivalents	(665)		376	656
Cash and cash equivalents at beginning of period	25,033		11,610	6,927
Cash and Cash Equivalents, at Carrying Value	25,033		11,610	6,927
Supplemental disclosures of cash flow information:
Interest	10,880		25,277	23,578
Income taxes	1,646		3,467	3,329
Decrease (increase) in current assets:
Accounts and notes receivable, net	(9,524)		(29,755)	3,432
Inventories	47,853		(15,649)	53,548
Prepaid expenses and other current assets	15,935		(10,565)	(1,424)
Change in accounts payable and accruals	(21,503)		36,350	15,757
Rationalizations	(3,756)		(271)	(2,758)
Increase in interest payable	(2,242)		(114)	75
Net change in working capital	26,763		$ (20,004)	$ 68,630
Predecessor [Member]
Cash flow from operating activities:
Net income (loss)		$ (120,649)
Adjustments to reconcile net income (loss) to cash provided by operations:
Depreciation and amortization		45,461
Impairment of longlived assets and goodwill		35,381
Deferred income tax provision		924
Post-retirement and pension plan (gains) charges		2,998
Stock-based compensation		15,357
Non-cash interest expense		14,180
Other charges, net		102
Net change in working capital		45,594
Change in long-term assets and liabilities		(11,025)
Net cash provided by operating activities		28,323
Cash flow from investing activities:
Capital expenditures		(32,301)
Derivative instrument settlements, net		(8,263)
Proceeds from the sale of fixed assets		646
Net cash used in investing activities		(39,918)
Cash flow from financing activities:
Short-term debt borrowings (reductions), net		18,511
Credit Facility borrowings		160,000
Credit Facility reductions		(99,000)
Repayment of Senior Subordinated Notes		(200,000)
Issuance of preferred shares		150,000
Principal payments on longterm debt		(89)
Refinancing fees and debt issuance costs		(5,068)
Other		(3,530)
Net cash (used in) provided by financing activities		20,824
Net change in cash and cash equivalents		9,229
Effect of exchange rate changes on cash and cash equivalents		(1,746)
Cash and cash equivalents at beginning of period	25,033	17,550
Cash and Cash Equivalents, at Carrying Value	$ 25,033	17,550
Supplemental disclosures of cash flow information:
Interest		10,661
Income taxes		5,016
Non-cash operating, investing and financing activities:
Common stock issued to savings and pension plan trusts		1,874
Decrease (increase) in current assets:
Accounts and notes receivable, net		61,008
Inventories		1,164
Prepaid expenses and other current assets		2,551
Change in accounts payable and accruals		(18,728)
Rationalizations		(2,677)
Increase in interest payable		2,276
Net change in working capital		$ 45,594